CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Ordinary shares [Member] USD ($)	Ordinary shares [Member]	Additional paid-in capital [Member] USD ($)	Treasury stock [Member] USD ($)	Statutory reserves [Member] USD ($)	Accumulated deficits [Member] USD ($)	Accumulated other comprehensive income [Member] USD ($)	Total AirMedia Group Inc.'s shareholders' equity [Member] USD ($)	Noncontrolling interests [Member] USD ($)
Beginning Balance at Dec. 31, 2010	$ 276,716	$ 132		$ 277,676		$ 7,671	$ (28,164)	$ 18,353	$ 275,668	$ 1,048
Beginning Balance, shares at Dec. 31, 2010		131,905,011
Ordinary shares issued for share based compensation, shares		138,416
Ordinary shares issued for share based compensation	229			229					229
Share repurchase, shares		(4,381,370)
Share repurchase	(7,373)	(4)		(7,369)					(7,373)
Share repurchase as treasury stock, shares			(2,414,460)
Share repurchase as treasury stock	(3,775)				(3,775)				(3,775)
Provision for statutory reserve						378	(378)
Stock-based compensation	4,614			4,614					4,614
Foreign currency translation adjustment	12,327							12,381	12,381	(54)
Net loss	(12,680)						(9,596)		(9,596)	(3,084)
Ending Balance at Dec. 31, 2011	270,058	128		275,150	(3,775)	8,049	(38,138)	30,734	272,148	(2,090)
Ending Balance, shares at Dec. 31, 2011		125,247,597
Ordinary shares issued for share based compensation, shares		137,166
Ordinary shares issued for share based compensation	161				161				161
Share repurchase as treasury stock, shares			(3,272,278)
Share repurchase as treasury stock	(3,421)				(3,421)				(3,421)
Provision for statutory reserve						2,095	(2,095)
Stock-based compensation	3,502			3,502					3,502
Foreign currency translation adjustment	2,144							2,214	2,214	(70)
Net loss	(32,241)						(32,728)		(32,728)	487
Dividends payable to minority shareholders of Flying Dragon	(768)									(768)
Ending Balance at Dec. 31, 2012	239,435	128		278,652	(7,035)	10,144	(72,961)	32,948	241,876	(2,441)
Ending Balance, shares at Dec. 31, 2012		122,112,485
Ordinary shares issued for share based compensation, shares		18,400
Ordinary shares issued for share based compensation	21				21				21
Share repurchase as treasury stock, shares			(2,996,750)
Share repurchase as treasury stock	(2,846)				(2,846)				(2,846)
Provision for statutory reserve						824	(824)
Stock-based compensation	1,251			1,251					1,251
Foreign currency translation adjustment	7,582							7,281	7,281	301
Net loss	(11,520)						(10,626)		(10,626)	(894)
Capital contribution from non-controlling interests	60,209			39,825					39,825	20,384
Acquisition of non-controlling interests	(2,789)			(5,816)					(5,816)	3,027
Ending Balance at Dec. 31, 2013	$ 291,343	$ 128		$ 313,912	$ (9,860)	$ 10,968	$ (84,411)	$ 40,229	$ 270,966	$ 20,377
Ending Balance, shares at Dec. 31, 2013		119,134,135